Loss per share	12 Months Ended
Dec. 31, 2024
Loss per share (Note 16)
Loss Per Share

16.  Loss per share

	For the years ended December 31,
	2024	2023	2022
Net loss for the year	$(9,077,495)	$(5,451,112)	$(6,733,076)
Weighted average number of shares outstanding for the year:
Basic	78,271,095	77,646,094	65,602,875
Diluted	78,271,095	77,646,094	65,602,875
Net loss per share – Basic	$(0.12)	$(0.07)	$(0.10)
Net loss per share – Diluted	$(0.12)	$(0.07)	$(0.10)

In years in which a loss results, all outstanding stock options, RSUs, deferred share units (“DSUs”) and potential shares from convertible debentures are excluded from the diluted loss per share calculations, as their effect is anti-dilutive.